As filed with the Securities and Exchange Commission on August 5, 2016.

Registration Nos. 333-208709

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 2	☒

COLUMBIA FUNDS SERIES TRUST I

(Exact Name of Registrant as Specified in Charter)

225 Franklin Street, Boston, Massachusetts 02110

(Address of Principal Executive Officers) (Zip Code)

Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

(Name and Address of Agent for Service)

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended. There have been no changes to the proxy statement/prospectus or Statement of Additional Information as filed by the Registrant pursuant to Rule 497 (File No.: 333-208709) with the Commission on February 18, 2016 (0001193125-16-468454).

This Post-Effective Amendment relates solely to Class A, Class C, Class I, Class R, Class R4, Class R5, Class W, Class Y and Class Z shares of the Columbia Contrarian Core Fund and Class A, Class B, Class C, Class I, Class R, Class R4, Class R5, Class W and Class Z shares of the Columbia Large Cap Growth Fund, series of the Registrant.

PART C. OTHER INFORMATION

Item 15.	Indemnification

Article Five of the Bylaws of Registrant provides that Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and may indemnify each of its trustees and officers (including persons who serve at Registrant’s request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (Covered Persons) under specified circumstances, all as more fully set forth in the Registrant’s Bylaws, which have been filed as an exhibit to this registration statement.

Section 17(h) of the Investment Company Act of 1940 (1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. In accordance with Section 17(h) of the 1940 Act, no Covered Person is indemnified under the Bylaws against any liability to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the Covered Person’s office.

Pursuant to the Distribution Agreement, Columbia Management Investment Distributors, Inc. agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the registration statement. The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.

The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act of 1933 and, therefore, is unenforceable.

Item 16.	Exhibits

(1)(a)(i)	Second Amended and Restated Agreement and Declaration of Trust, dated August 10, 2005, is incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (a)(1)), filed on September 16, 2005.

(1)(a)(ii)	Amendment No. 1 to Second Amended and Restated Agreement and Declaration of Trust, effective September 19, 2005, is incorporated by reference to Post-Effective Amendment No. 40 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (a)(2)), filed on September 16, 2005.

(2)	Amended and Restated By-laws of the Registrant, effective October 20, 2015, are incorporated by reference to Post-Effective Amendment No. 248 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (b)), filed on December 22, 2015.

(3)	Not applicable.

(4)	Agreement and Plan of Reorganization is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(5)	Articles III and V of the Registrant’s Second Amended and Restated Declaration of Trust dated August 10, 2005 define the rights of holders of securities being registered.

(6)(a)(i)	Amended and Restated Management Agreement, as of April 25, 2016, between Columbia Management Investment Advisers, LLC, Columbia Funds Variable Insurance Trust and the Registrant, is incorporated by reference to Post-Effective Amendment No. 257 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(1)), filed on April 27, 2016.

(6)(a)(ii)	Schedule A and Schedule B, as of June 1, 2016, to the Management Agreement between Columbia Management Investment Advisers, LLC, Columbia Funds Variable Insurance Trust and the Registrant, as of April 25, 2016, is incorporated by reference to Post-Effective Amendment No. 261 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(1)(i)), filed on May 27, 2016.

(6)(b)(i)	Management Agreement between Columbia Management Investment Advisers, LLC and Registrant, effective June 16, 2015, is incorporated by reference to Post-Effective Amendment No. 231 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(4)), filed on June 29, 2015.

(6)(b)(ii)	Schedule A, and Schedule B, effective June 16, 2015, to the Management Agreement between Columbia Management Investment Advisers, LLC and Registrant, effective June 16, 2015, are incorporated by reference to Post-Effective Amendment No. 231 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(4)(i)), filed on June 29, 2015.

(6)(c)(i)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC dated March 7, 2012, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(3)), filed on May 30, 2014.

(6)(c)(ii)	Addendum dated March 7, 2012 to the Subadvisory Agreement dated March 7, 2012 between Columbia Management Investment Advisers, LLC and AQR Capital Management, LLC on behalf of Active Portfolios® Multi-Manager Alternatives Strategies Fund, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(3)(1)), filed on May 30, 2014.

(6)(d)(i)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Dalton, Greiner, Hartman, Maher & Co., LLC dated March 7, 2012, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(4)), filed on May 30, 2014.

(6)(d)(ii)	Amendment No.1, dated June 10, 2015, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Dalton, Greiner, Hartman, Maher & Co., LLC dated March 7, 2012, is incorporated by reference to Post-Effective Amendment No. 231 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(6)(i)), filed on June 29, 2015.

(6)(e)(i)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and EAM Investors, LLC dated March 7, 2012, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 99356 of the Registrant on Form N-1A (Exhibit (d)(5)), filed on May 30, 2014.

(6)(f)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and PGIM Inc., the asset management arm of Prudential Financial, dated March 9, 2016, is incorporated by reference to Post-Effective Amendment No. 259 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(6)), filed on May 16, 2016.

(6)(g)(i)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and TCW Investment Management Company dated February 6, 2013, last amended January 24, 2014, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(7)), filed on May 30, 2014.

(6)(g)(ii)	Addendum – Authorization to Enter Into Over-The-Counter And/Or Exchange Traded Derivatives between Columbia Management Investment Advisers, LLC and TCW Investment Management Company dated March 7, 2012, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(7)(1)), filed on May 30, 2014.

(6)(h)(i)	Subadvisory Agreement among Columbia Management Investment Advisers, LLC and Threadneedle International Limited dated March 5, 2014, is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)), filed on August 26, 2015.

(6)(h)(ii)	Amendment No. 1, dated December 19, 2014, to the Subadvisory Agreement, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(i)), filed on August 26, 2015.

(6)(h)(iii)	Amendment No. 2, dated March 4, 2015, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(ii)), filed on August 26, 2015.

(6)(h)(iv)	Amendment No. 3, dated June 10, 2015, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(iii)), filed on August 26, 2015.

(6)(h)(v)	Addendum, dated December 19, 2014, to the Subadvisory Agreement, dated March 5, 2014, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, pertaining to CDARF1 Offshore Fund Ltd., a subsidiary of Columbia Diversified Absolute Return Fund, is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(iv)), filed on August 26, 2015.

(6)(h)(vi)	Addendum, dated December 19, 2014, to the Subadvisory Agreement, dated March 5, 2014, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, pertaining to CDARF2 Offshore Fund Ltd., a subsidiary of Columbia Diversified Absolute Return Fund, is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(v)), filed on August 26, 2015.

(6)(h)(vii)	Addendum, dated December 19, 2014, to the Subadvisory Agreement, dated March 5, 2014, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, pertaining to CDARF3 Offshore Fund Ltd., a subsidiary of Columbia Diversified Absolute Return Fund, is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(vi)), filed on August 26, 2015.

(6)(h)(viii)	Addendum, dated December 19, 2014, to the Subadvisory Agreement, dated March 5, 2014, between Columbia Management Investment Advisers, LLC and Threadneedle International Limited, pertaining to CAAF Offshore Fund Ltd., a subsidiary of Columbia Adaptive Alternatives Fund, is incorporated by reference to Post-Effective Amendment No. 236 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)(vii)), filed on August 26, 2015.

(6)(i)	Subadvisory Agreement among Columbia Management Investment Advisers, LLC and Wasatch Advisors, Inc. dated March 7, 2012, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(8)), filed on May 30, 2014.

(6)(j)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Water Island Capital, LLC dated March 7, 2012, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(9)), filed on May 30, 2014.

(6)(k)	Delegation Agreement dated March 7, 2012 between Dalton, Greiner, Hartman, Maher & Co. LLC, and Real Estate Management Services Group, LLC, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(10)), filed on May 30, 2014.

(6)(l)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Conestoga Capital Advisors, LLC dated June 11, 2014, is incorporated by reference to Post-Effective Amendment No. 205 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(11)), filed on August 28, 2014.

(6)(m)(i)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Loomis, Sayles and Company, L.P. dated December 4, 2013, is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(12)), filed on May 30, 2014.

(6)(m)(ii)	Amendment No.1, dated March 9, 2016, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Loomis, Sayles and Company, L.P., dated December 4, 2013, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(14)(i)), filed on April 11, 2016.

(6)(n)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and BMO Asset Management Corp. dated October 20, 2015, is incorporated by reference to Post-Effective Amendment No. 243 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(16)), filed on October 26, 2015.

(6)(o)	Management Agreement between Columbia Management Investment Advisers, LLC and CAAF Offshore Fund, Ltd., a subsidiary of Columbia Adaptive Alternatives Fund, effective October 1, 2015, is incorporated by reference to Post-Effective Amendment No. 239 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(18)), filed on September 28, 2015.

(6)(p)	Management Agreement between Columbia Management Investment Advisers, LLC and CDARF1 Offshore Fund, Ltd., a subsidiary of Columbia Diversified Absolute Return Fund, effective October 1, 2015, is incorporated by reference to Post-Effective Amendment No. 239 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(19)), filed on September 28, 2015.

(6)(q)	Management Agreement between Columbia Management Investment Advisers, LLC and CDARF2 Offshore Fund, Ltd., a subsidiary of Columbia Diversified Absolute Return Fund, effective October 1, 2015, is incorporated by reference to Post-Effective Amendment No. 239 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(20)), filed on September 28, 2015.

(6)(r)	Management Agreement between Columbia Management Investment Advisers, LLC and CDARF3 Offshore Fund, Ltd., a subsidiary of Columbia Diversified Absolute Return Fund, effective October 1, 2015, is incorporated by reference to Post-Effective Amendment No. 239 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(21)), filed on September 28, 2015.

(6)(s)	Management Agreement between Columbia Management Investment Advisers, LLC and ASGM Offshore Fund, Ltd., a subsidiary of Active Portfolios® Multi-Manager Alternative Strategies Fund, effective January 1, 2016, is incorporated by reference to Post-Effective Amendment No. 248 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(22)), filed on December 22, 2015.

(6)(t)	Management Agreement between Columbia Management Investment Advisers, LLC and ASMF Offshore Fund, Ltd., a subsidiary of Active Portfolios® Multi-Manager Alternative Strategies Fund, effective January 1, 2016, is incorporated by reference to Post-Effective Amendment No. 248 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (d)(23)), filed on December 22, 2015.

(7)(a)(i)	Amended and Restated Distribution Agreement by and between Registrant and Columbia Management Investment Distributors, Inc., dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (e)(1)), filed on April 11, 2016.

(7)(a)(ii)	Restated Schedule I, dated March 1, 2016 and Schedule II, to Amended and Restated Distribution Agreement by and between the Registrant and Columbia Management Investment Distributors, Inc., dated March 1, 2016, are incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (e)(1)(i)), filed on April 11, 2016.

(7)(b)	Amended and Restated Distribution Plan, as of May 1, 2016, is incorporated by reference to Post-Effective Amendment No. 257 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(1)), filed on April 27, 2016.

(7)(c)	Form of Mutual Fund Sales Agreement is incorporated by reference to Post-Effective Amendment No. 63 to Registration Statement No. 2-72174 of RiverSource Bond Series, Inc. on Form N-1A (Exhibit (e)(2)), filed on July 9, 2010.

(8)	Form of Deferred Compensation Agreement is incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (f)), filed on May 30, 2014.

(9)(a)	Second Amended and Restated Master Global Custody Agreement between certain Funds and JP Morgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 124 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(2)), filed on April 29, 2011.

(9)(b)	Addendum to Master Global Custody Agreement (related to Active Portfolios® Multi-Manager Alternative Strategies Fund, Active Portfolios® Multi-Manager Core Plus Bond Fund, now known as Active Portfolios® Multi-Manager Total Return Bond Fund, Active Portfolios® -Multi-Manager Small Cap Equity Fund and Columbia Active Portfolios® – Select Large Cap Growth Fund, now known as Active Portfolios® -Multi-Manager Growth Fund), dated March 9, 2012, Addendum to Master Global Custody Agreement (related to Columbia Adaptive Risk Allocation Fund), dated June 11, 2012, and Addendum to Master Global Custody Agreement (related to Columbia Diversified Real Return Fund), dated February 25, 2014, are incorporated by reference to Post-Effective Amendment No. 196 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(2)), filed on May 30, 2014.

(9)(c)	Addendum to Master Global Custody Agreement (related to Columbia Adaptive Alternatives Fund and Columbia Diversified Absolute Return Fund), dated January 15, 2015, is incorporated by reference to Post-Effective Amendment No. 221 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(3)), filed on February 27, 2015.

(9)(d)	Addendum to Master Global Custody Agreement (related to Columbia Multi-Asset Income Fund and Columbia U.S. Social Bond Fund), dated March 18, 2015, is incorporated by reference to Post-Effective Amendment No. 223 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(4)), filed on March 24, 2015.

(9)(e)	Side letter (related to the China Connect Service on behalf of Columbia Emerging Markets Fund, Columbia Greater China Fund and Columbia Pacific/Asia Fund), dated December 19, 2014, to the Second Amended and Restated Master Global Custody Agreement with JP Morgan Chase Bank, N.A., dated March 7, 2011, is incorporated by reference to Post-Effective Amendment No. 221 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (g)(4)), filed on February 27, 2015.

(10)(a)(i)	Amended and Restated Shareholder Servicing Plan, as of March 4, 2015, for certain Fund share classes of the Registrant, is incorporated by reference to Post-Effective Amendment No. 223 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(2)), filed on March 24, 2015.

(10)(a)(ii)	Exhibit I and Exhibit II, effective June 10, 2015, to Amended and Restated Shareholder Servicing Plan, as of March 4, 2015, for certain Fund share classes of the Registrant, are incorporated by reference to Post-Effective Amendment No. 231 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(2)(i)), filed on June 29, 2015.

(10)(b)	Amended and Restated Shareholder Services Plan for Registrant’s Class T shares is incorporated by reference to Post-Effective Amendment No. 113 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(3)), filed on November 24, 2010.

(10)(c)	Restated Schedule I, effective October 1, 2014, to Shareholder Servicing Plan Implementation Agreement for Registrant’s Class T shares between the Registrant and Columbia Management Investment Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 207 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(5)), filed on September 26, 2014.

(10)(d)	Shareholder Servicing Plan Implementation Agreement for certain Fund share classes of the Registrant between the Registrant, Columbia Funds Series Trust, Columbia Funds Series Trust II and Columbia Management Investment Distributors, Inc., is incorporated by reference to Post-Effective Amendment No. 113 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(4)), filed on November 24, 2010.

(10)(e)	Restated Schedule I, effective May 1, 2016, to Shareholder Servicing Plan Implementation Agreement is incorporated by reference to Post-Effective Amendment No. 257 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (m)(6)), filed on April 27, 2016.

(10)(f)	Rule 18f – 3 Multi-Class Plan, amended and restated as of February 19, 2015, is incorporated by reference to Post-Effective Amendment No. 223 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (n)), filed on March 24, 2015.

(11)	Opinion and consent of Counsel as to the legality of the securities being registered is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(12)	Opinions of Counsel regarding certain tax matters is filed herewith as Exhibit (12) to Post-Effective Amendment No. 2 to Registration Statement No. 333-208709 of the Registrant on Form N-14.

(13)(a)	Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp., dated March 1, 2016, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(2)), filed on April 11, 2016.

(13)(b)	Schedule A, effective March 1, 2016 and Schedule B, effective October 1, 2015, to the Amended and Restated Transfer and Dividend Disbursing Agent Agreement by and between the Registrant and Columbia Management Investment Services Corp., dated March 1, 2016, are incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(2)(i)), filed on April 11, 2016.

(13)(c)	Form of Indemnification Agreement is incorporated by reference to Post-Effective Amendment No. 46 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(6)), filed on March 24, 2006.

(13)(d)(i)	Amended and Restated Plan Administration Services Agreement, dated as of September 7, 2010, amended and restated November 1, 2012, by and among the Registrant, Columbia Funds Series Trust and Columbia Management Investment Services Corp, is incorporated by reference to Post-Effective Amendment No. 165 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(13)), filed on November 7, 2012.

(13)(d)(ii)	Exhibit A, Exhibit B and Exhibit C, effective May 1, 2016, to the Amended and Restated Plan Administration Services Agreement among Columbia Management Investment Services Corp., the Registrant and Columbia Funds Series Trust, dated as of September 7, 2010, are incorporated by reference to Post-Effective Amendment No. 257 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(3)(i)), filed on April 27, 2016.

(13)(e)(i)	Amended and Restated Fee Waiver and Expense Cap Agreement, effective July 1, 2016, by and among Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp., the Registrant and Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 264 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(4)), filed on June 29, 2016.

(13)(e)(ii)	Restated Schedule A, effective July 1, 2016, to the Amended and Restated Fee Waiver and Expense Cap Agreement, effective July 1, 2016, by and among Columbia Management Investment Advisers, LLC, Columbia Management Investment Distributors, Inc., Columbia Management Investment Services Corp., the Registrant and Columbia Funds Variable Insurance Trust is incorporated by reference to Post-Effective Amendment No. 264 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(4)(i)), filed on June 29, 2016.

(13)(f)	Agreement and Plan of Reorganization, dated October 9, 2012, is incorporated by reference to Post-Effective Amendment No. 175 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(8)), filed on May 30, 2013.

(13)(g)	Agreement and Plan of Reorganization, dated December 20, 2010, is incorporated by reference to Post-Effective Amendment No. 15 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit (h)(9)), filed on April 29, 2011.

(13)(h)	Agreement and Plan of Reorganization, dated December 17, 2015, is incorporated by reference to Registration Statement No. 333-208706 of Columbia Funds Series Trust on Form N-14 (Exhibit (4)), filed on December 22, 2015.

(13)(i)	Amended and Restated Credit Agreement, as of December 9, 2014, is incorporated by reference to Post-Effective Amendment No. 225 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(14)), filed on April 16, 2015.

(13)(j)	Restated Credit Agreement, as of December 8, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (h)(9)(i)), filed on April 11, 2016.

(13)(k)	Code of Ethics of Columbia Atlantic Board Funds, effective February 2016, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(1)), filed on April 11, 2016.

(13)(l)	Ameriprise Global Asset Management Personal Trading Account Dealing and Code of Ethics Policy, effective December 1, 2015, is incorporated by reference to Post-Effective Amendment No. 48 to Registration Statement No. 333-146374 of Columbia Funds Variable Series Trust II on Form N-1A (Exhibit) (p)(2)), filed on February 19, 2016.

(13)(m)	Code of Ethics of AQR Capital Management, LLC (a subadviser of Active Portfolios® Multi-Manager Alternative Strategies Fund), effective September 1, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(3)), filed on April 11, 2016.

(13)(n)	Code of Ethics of Dalton, Greiner, Hartman, Maher & Co., LLC (a subadviser of Active Portfolios® Multi-Manager Small Cap Equity Fund), dated November 24, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(4)), filed on April 11, 2016.

(13)(o)	Code of Ethics and Standards of Business Conduct of EAM Investors, LLC (a subadviser of Active Portfolios® Multi-Manager Small Cap Equity Fund), effective June 25, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(5)), filed on April 11, 2016.

(13)(p)	Code of Ethics of Prudential Financial (for PGIM, Inc., a subadviser of Active Portfolios® Multi-Manager Total Return Bond Fund), dated January 11, 2016, is incorporated by reference to Post-Effective Amendment No. 259 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(6)), filed on May 16, 2016.

(13)(q)	Code of Ethics of TCW Investment Management Company (a subadviser of Active Portfolios® Multi-Manager Total Return Bond Fund (formerly known as Active Portfolios® Multi-Manager Core Plus Bond Fund)), dated October 1, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(7)), filed on April 11, 2016.

(13)(r)	Code of Ethics of Wasatch Advisors, Inc. (a subadviser of Active Portfolios® Multi-Manager Alternative Strategies Fund), effective August 22, 2012, is incorporated by reference to Post-Effective Amendment No. 187 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(9)), filed on December 23, 2013.

(13)(s)	Code of Ethics of Water Island Capital, LLC (a subadviser of Active Portfolios® Multi-Manager Alternative Strategies Fund), effective September 1, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(9)), filed on April 11, 2016.

(13)(t)	Code of Ethics of Real Estate Management Services Group, LLC. (provides advisory services as delegated by Dalton, Greiner, Hartman, Maher & Co., LLC, a subadviser of Active Portfolios® Multi-Manager Small Cap Equity Fund), dated July 1, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(10)), filed on April 11, 2016.

(13)(u)	Code of Ethics of Conestoga Capital Advisors, LLC (a subadviser of Active Portfolios® Multi-Manager Small Cap Equity Fund), dated January 1, 2016, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(11)), filed on April 11, 2016.

(13)(v)	Code of Ethics of Loomis, Sayles and Company, L.P. (subadviser of Active Portfolios® Multi-Manager Growth Fund and Active Portfolios® Multi-Manager Total Return Bond Fund (formerly known as Active Portfolios® Multi-Manager Core Plus Bond Fund)), effective January 14, 2000, as amended September 30, 2015, is incorporated by reference to Post-Effective Amendment No. 256 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(12)), filed on April 11, 2016.

(13)(w)	Code of Ethics of BMO Asset Management Corp. (a subadviser of Active Portfolios® Multi-Manager Small Cap Equity Fund), effective June 4, 2015, is incorporated by reference to Post-Effective Amendment No. 243 to Registration Statement No. 2-99356 of the Registrant on Form N-1A (Exhibit (p)(13)), filed on October 26, 2015.

(14)	Consent of PricewaterhouseCoopers is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement No. 333-208709 of the Registrant on Form N-14 (Exhibit (14)), filed on January 29, 2016.

(15)	Not applicable.

(16)	Trustees Power of Attorney to sign this Registration Statement and all amendments hereto is incorporated by reference to the Registrant’s Registration Statement on Form N-14 filed on December 22, 2015.

(17)	Not applicable.

Item 17.	Undertakings

(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The Registrant undertakes to file the opinion of counsel supporting the tax consequences of the proposed reorganization required by Item 16(12) through an amendment to this Registration Statement no later than a reasonable time after the closing of the transaction.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, COLUMBIA FUNDS SERIES TRUST I, certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 5th day of August, 2016.

COLUMBIA FUNDS SERIES TRUST I

By:	/s/ Christopher O. Petersen
Name:	Christopher O. Petersen

Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the 5th day of August, 2016.

Signature	Capacity	Signature	Capacity

/s/ Christopher O. Petersen	President	/s/ David M. Moffett*	Trustee
Christopher O. Petersen	(Principal Executive Officer)	David M. Moffett

/s/ Michael G. Clarke	Chief Financial Officer	/s/ Charles R. Nelson*	Trustee
Michael G. Clarke	(Principal Financial Officer) Chief Accounting Officer (Principal Accounting Officer)	Charles R. Nelson

/s/ Douglas A. Hacker*	Chair of the Board	/s/ John J. Neuhauser*	Trustee
Douglas A. Hacker		John J. Neuhauser

/s/ Janet L. Carrig*	Trustee	/s/ Patrick J. Simpson*	Trustee
Janet L. Carrig		Patrick J. Simpson

/s/ Nancy T. Lukitsh*	Trustee	/s/ William F. Truscott*	Trustee
Nancy T. Lukitsh		William F. Truscott

/s/ William E. Mayer*	Trustee	/s/ Anne-Lee Verville*	Trustee
William E. Mayer		Anne-Lee Verville

*	By:	/s/ Christopher O. Petersen
	Name:	Christopher O. Petersen**
Attorney-in-fact

**	Executed by Christopher O. Petersen on behalf of each of the Trustees pursuant to a Power of Attorney, dated December 15, 2015 and incorporated by reference to the Registration Statement of the Registrant on Form N-14, filed with the Commission on December 22, 2015.

Exhibit Index

(12)	Opinions of Counsel regarding certain tax matters.